AAMA EQUITY FUND

Ticker: AMFEX

SUMMARY PROSPECTUS	JUNE 19, 2017

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated June 19, 2017, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to www.aamafunds.com or call 1-800-701-9502.

Investment Objective

The Fund seeks to generate long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.20%
Acquired Fund Fees and Expenses (AFFE)[2]	0.07%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers and Reimbursements[3]	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.97%

1	“Other Expenses” are estimated for the current fiscal year.
2	Includes indirect expenses of securities of other mutual funds held by the Fund.
3	Advanced Asset Management Advisors, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, AFFE and extraordinary expenses (as determined under generally accepted principles)) exceed 0.90% through February 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, AFFE and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures reflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$99
Three Years	$373

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.

Principal Investment Strategy

The Fund, under normal market circumstances, will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization. This Fund invests primarily in common stocks and exchange-traded funds (“ETFs”), but may also invest in other types of equity securities including, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), or mutual funds that invest in the types of securities in which the Fund would normally invest, and securities convertible into such securities.

In managing the Fund, the Adviser employs a multi-step process that combines research, valuation, and stock selection. The Adviser takes an in-depth look at economic sectors and compares their current valuation relative to their historical valuation, historical earnings growth rates, and forecasted growth rates. The research process results in a ranking of economic sectors by their relative attractiveness and ultimately their relative weighting within the Fund.

The Adviser then screens the companies within each sector for various financial factors that it believes are most important in the current market environment. These factors may include earnings growth, dividend yield, balance sheet quality, or other specific financial ratio analysis. The Adviser then buys and sells equity securities, ETFs, or mutual funds that, when combined, provide the targeted economic sector allocations and capitalization ranges. In general, the Adviser buys equity securities that are identified as most attractive for relative performance and sells such securities when they appear less attractive.

Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Fund may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. For purposes of the Fund’s 80% policy, derivatives are valued on a mark-to-market basis.

Principal Investment Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The Fund’s shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. Among the principal risks of investing in the Fund, which may adversely affect the Fund’s performance and ability to meet its investment objective, are:

Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

2

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may go down in price.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

Other Investment Company Risk If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investment may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American depositary receipts (ADRs). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

Real Estate Investment Trusts (REITs) Risk. Investing in REITs is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance.

Derivatives Risk. Derivatives, such as futures and options, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses

3

could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Fund Performance Information

The Fund is expected to commence operations on or about July 3, 2017. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 1-800-701-9502 (toll free).

Investment Adviser

Advanced Asset Management Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Portfolio Managers	Company Title	Experience with Fund
Robert D. Baker	President	Since June 2017
Philip A. Voelker	Chief Investment Officer	Since June 2017

Purchase and Sale of Fund Shares

Minimum Initial Investment. The minimum initial investment in the Fund is $10,000. There is no minimum additional investment amount required for the Fund. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

General Information. You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the AAMA Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-800-701-9502 for assistance.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains (regardless of whether you elect to receive or reinvest such distributions), except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The Fund does not charge a Sales Charge (Load) or Distribution (12b-1) Fee. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. Certain financial intermediaries may charge fees for their services, and the Adviser may pay those fees out of its own resources. These payments are sometimes referred to as “revenue sharing”. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4